Summary of significant accounting policies	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies.

(a)	The Company and basis of presentation and consolidation

The Group is principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the PRC. In 2012, the Group expanded its business into the U.S. residential real estate market. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the consolidated financial statements include the results for the part of the reporting year during which the Group has control.

Jinan Wanzhuo, with registered capital of US$48.8 million (RMB300.0 million), was established by the Company on December 4, 2013, for the purpose of undertaking a residential property development project in Jinan, Shandong province. On June 24, 2014 (“transaction date”), an unrelated asset management company purchased 5% of the equity interest in Jinan Wanzhuo and lent US$111.7 million (RMB685.0 million) to Jinan Wanzhuo. The loan was for a two-year term and bore interest at an annual rate of 11.24% until its maturity date of and repayment on June 21, 2016. As of December 31, 2015, Jinan Wanzhuo had one project under construction. Pursuant to the share purchase agreement, the 5% of non-controlling equity interest of Jinan Wanzhuo was to be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date, or the date the Company elected to repurchase the 5% equity interest of Jinan Wanzhuo. The Company could exercise its right of redemption starting from the first anniversary of the transaction date. Therefore, the non-controlling interest is mandatorily redeemable and has been accounted for as liability in accordance with ASC 480, Distinguishing Liabilities from Equity. On June 21, 2016, the Company repurchased the 5% equity interest of Jinan Wanzhuo from the unrelated asset management company and Jinan Wanzhuo ceased to be variable interest entity (“VIE”).

Zhengzhou Shengdao, with registered capital of US$3.3 million (RMB20.0 million), was established by the Company on October 14, 2013, for the purpose of undertaking a residential property development project in Zhengzhou, Henan province. On March 5, 2015 (“transaction date”),  an unrelated asset management company purchased 20% of the equity interest in Zhengzhou Shengdao and lent US$86.0million (RMB526.0 million) to Zhengzhou Shengdao. The loan is for a two-year term and bears interest at an annual rate of 10.984%. As of December 31, 2016, Zhengzhou Shengdao had two projects under construction. Pursuant to the share purchase agreement, the 20% of non-controlling equity interest of Zhengzhou Shengdao was to be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date, or the date the Company elected to repurchase the 20% equity interest of Zhengzhou Shengdao. The Company could exercise its right of redemption starting from the first anniversary of the transaction date. Therefore, the non-controlling interest is mandatorily redeemable and has been accounted for as liability in accordance with ASC 480, Distinguishing Liabilities from Equity. On September 13, 2016, the Company repurchased the 20% equity interest of Zhengzhou Shengdao from the unrelated asset management company and Zhengzhou Shengdao ceased to be VIE.

Henan Quansheng, with registered capital of US$6.5 million (RMB40.0 million), was established by the Company on January 14, 2015, for the purpose of undertaking a residential property development project in Zhengzhou, Henan province. On March 23, 2015 (“transaction date”), an unrelated asset management company purchased 10% of the equity interest in Henan Quansheng and lent US$38.1 million (RMB233.0 million) to Henan Quansheng. The loan is for a two-year term and bears interest at an annual rate of 11%. As of December 31, 2016, Henan Quansheng had one project under construction. Pursuant to the share purchase agreement, the 10% of non-controlling equity interest of Henan Quansheng was to be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date, or the date the Company elected to repurchase the 10% equity interest of Henan Quansheng. The Company could exercise its right of redemption starting from the first anniversary of the transaction date. Therefore, the non-controlling interest is mandatorily redeemable and has been accounted for as liability in accordance with ASC 480, Distinguishing Liabilities from Equity. On August 8, 2016, the Company repurchased the 10% equity interest of Henan Quansheng from the unrelated asset management company and Henan Quansheng ceased to be VIE.

Henan Shunsheng, with registered capital of US$4.5 million (RMB30.0 million), was established by the Company on January 13, 2016, for the purpose of undertaking a residential property development project in Zhengzhou, Henan province. On March 31, 2016 (“transaction date”), an unrelated trustee company purchased 10% of the equity interest in Henan Shunsheng and lent US$43.3 million (RMB287.0 million) to Henan Shunsheng. The loan is for a two-year term and bears interest at an annual rate of 9%. As of December 31, 2016, Henan Shunsheng had one project under construction. Pursuant to the share purchase agreement, the 10% of non-controlling equity interest of Henan Shunsheng was to be repurchased by the Company in cash at the earlier of the second anniversary date, or the date the Company elected to repurchase the 10% equity interest of Henan Shunsheng. Therefore, the non-controlling interest is mandatorily redeemable and has been accounted for as liability in accordance with ASC 480, Distinguishing Liabilities from Equity. On August 26, 2016, the Company repurchased the 10% equity interest of Henan Shunsheng from the unrelated asset management company and Henan Shunsheng ceased to be VIE.

Ruihao Rongtong, with registered capital of US$37.6 million (RMB250.0 million), was invested in by the Company on May 6, 2015 (see Note 7), for the purpose of undertaking a residential property development project in Beijing. On March 1, 2016 (“transaction date”), June 28, 2016 and September 18, 2016, an unrelated trustee company, Ping’an trust Co., Ltd. (“Ping’an trust”) purchased 20%, 5% and 10% of the Company’s equity interest in Ruihao Rongtong, respectively, and loaned US$124.3 million (RMB862.5 million) in aggregate to the Group (see Note 11). As of December 31, 2016, Ruihao Rongtong had one project under construction. Pursuant to the share purchase agreement, the 35% of non-controlling equity interest of Ruihao Rongtong will be repurchased by the Company in cash at the earlier of the second anniversary date, or the date the Company elects to repurchase the 35% equity interest of Ruihao Rongtong. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480, Distinguishing Liabilities from Equity. In addition, since the Company planned to repurchase the 35% equity interest of Ruihao Rongtong within the next 12 months, the liability is classified as current liability as of December 31, 2016.

In accordance with ASC 810, Consolidation, Ruihao Rongtong as of December 31, 2016, and Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao as of December 31, 2015 are variable interest entities as they were not established with sufficient equity at risk to finance their activities without additional subordinated financial support. As of December 31, 2015, the Company was considered the primary beneficiary of Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao, as it has the power to direct the activities of Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao through its voting interest underlying the 95%, the 90% and the 80% equity interests, respectively, in accordance with PRC Law and the articles of association of Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao, respectively. Based on the above, Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao are consolidated by the Company. As of December 31, 2016, the Company is considered as the primary beneficiary of Ruihao Rongtong, as it has the power to direct the activities of Ruihao Rongtong that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from Ruihao Rongtong through its voting interest underlying its 65% equity interest in accordance with PRC Law and the articles of association of Ruihao Rongtong. Based on the above, Ruihao Rongtong is consolidated by the Company.

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

	December 31,	December 31,
	2015	2016
	US$	US$
Current assets	412,763,119	143,994,102
Non-current assets	7,469,208	10,184
Total assets	420,232,327	144,004,286

Current liabilities	262,759,976	109,607,206
Non-current liabilities	66,219,046	-

Total liabilities	328,979,022	109,607,206

The financial performance and cash flows of the VIEs are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2015	2016
	US$	US$
Revenue	168,108,983	-
Cost of revenue	(125,707,809)	-
Net profit/(loss)	9,944,795	(1,256,925)
Net cash used in operating activities	(4,601,835)	(111,519,380)
Net cash used in investing activities	(6,098,628)	(8,552)
Net cash provided by financing activities	35,532,406	136,924,739

As of December 31, 2016, the current liabilities of the VIEs included amounts due to subsidiaries of the Group amounting to US$105,701,841 (2015: US$55,881,889), which was eliminated upon consolidation by the Company.

As of December 31, 2016, the land use rights included in real estate properties under development of the VIEs of US$76,002,595 (2015: US$289,057,933) were pledged as collateral for bank loans and other debt. Creditors of the VIEs have no recourse to the general credit of the primary beneficiary.

The VIEs contributed nil (2015: 14.4%) of the Company’s consolidated revenues for the year ended December 31, 2016.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment and capital lease, allowance for doubtful debt associated with accounts receivable, other receivables, deposit for land use rights, other deposits and prepayments and advances to suppliers, fair values of the purchase price allocation with respect to business combinations, revenue recognition for percentage of completion method, accounting for the share-based compensation, classification of financial instruments, accounting for mandatorily redeemable non-controlling interests, accounting for deferred income taxes, impairment of real estate properties under development, real estate properties held for lease and long-term investments, and provision necessary for contingent liabilities. Management analyzed the forecasted cash flows for the twelve months from March 27, 2017, which indicates that the Group will have sufficient liquidity from cash flows generated by operations and existing credit facilities and therefore, there will be sufficient financial resources to settle borrowings and payables that will be due through March 31, 2018. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

(c)	Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related party, other receivables, investment in joint ventures and other long-term investment, accounts payable, customer deposits, other payables and accrued liabilities, and borrowings. The carrying amounts of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related parties, other receivables, accounts payable, customer deposits, other payables and accrued liabilities, and short-term bank borrowings approximate their fair value due to the short term maturities of these instruments. The Group is exposed to credit risk for financial assets and its maximum amount of loss in the event of non-performance by the counterparty is the recorded amount. The Group’s financial asset and liability arrangements generally do not require collateral, except as disclosed in Note 10, Note 11 and Note 12. Trading securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in profit and loss. Available-for-sale securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated comprehensive income.

Investment in joint ventures and other long-term investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

The carrying amounts of the long-term borrowings approximate their fair values because the stated interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable credit risk and maturities.

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2-Includes other inputs that are directly or indirectly observable in the market place

Level 3-Unobservable inputs which are supported by little or no market activity

The carrying values of the Company’s financial instruments approximate their fair values except for the short-term investments.

ASC 820 describes three main approaches for measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the investment in debt and equity securities, real estate investment trusts (“REITs”) and money market instrument classified as trading security is within Level 1 as the Company measures the fair value using quoted trading prices that are published on a regular basis.

(d)          Foreign currency translation

The Group’s financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company’s subsidiaries in the PRC is Renminbi (“RMB”), the currency of the PRC. The functional currency of the Company’s subsidiaries in Malaysia is Malaysian Ringgit (“MYR”), the currency of Malaysia. The functional currency of the Company’s subsidiaries other than those in the PRC and Malaysia is U.S. dollars. Transactions by the Company’s subsidiaries in the PRC which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People’s Bank of China (“PBOC”) prevailing at the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains. The consolidated financial statements of the Company’s subsidiaries have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The PRC subsidiaries’ financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

	December 31,	December 31,	December 31,
	2014	2015	2016

Year end RMB: US$ exchange rate	6.1190	6.4936	6.9370
Period average RMB: US$ exchange rate	6.1424	6.2272	6.6401

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(e)	Cash and cash equivalents

The Group considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Group maintains bank accounts mainly in the PRC, Hong Kong and United States. The vast majority of the PRC bank balances are denominated in RMB. Hong Kong and United States bank balances are denominated in U.S. dollars.

Cash includes cash on hand and demand deposits in accounts maintained with various state-owned and private banks within the PRC, Hong Kong and United States. Total cash in banks at December 31, 2016 amounted to US$578,244,378 (December 31, 2015: US$387,528,092), of which the vast majority of deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

(f)	Restricted cash

The Group is required to maintain certain deposits with banks that provide mortgage loans to the Group’s customers in order to purchase residential units from the Group. These balances are subject to withdrawal restrictions and totaled US$48,081,446 as of December 31, 2016 (December 31, 2015: US$47,351,169). As of December 31, 2016, the Group held US$153,548,292 (December 31, 2015: US$53,515,247) in its restricted cash accounts, representing funds received from sales proceeds that are subject to withdrawal restrictions. The Group is also required to maintain certain deposits with banks and financial institutions that provide loans to the Group. As of December 31, 2016, the Group also held US$36,471,097 (December 31, 2015: US$232,351,854) in its restricted cash accounts as security for its short-term loans (see Note 10), held US$65,787,805 (December 31, 2015: nil) in its restricted cash accounts as security for its long-term loans and current portion of long-term loans (see Note 11), and held US$24,610,419 (December 31, 2015: US$29,918,940) in its restricted cash accounts as security for its other debts (see Note 12). These restricted cash deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

(g)	Real estate properties development completed and under development

Real estate properties consist of finished residential unit sites, commercial offices and residential unit sites under development. The Group leases the land for the residential unit sites under land use right leases with various terms from the PRC. Real estate properties development completed, under development and held for sale are stated at the lower of carrying amounts or fair value less selling costs.

Expenditures for land development, including cost of land use rights, deed tax, pre-development costs and engineering costs, are capitalized and allocated to development projects by the specific identification method. Costs are allocated to specific units within a project based on the ratio of the sales value of units to the estimated total sales value times the total project costs.

Costs of amenities transferred to buyers are allocated as common costs of the project that are allocated to specific units as a component of total construction costs. For amenities retained by the Group, costs in excess of the related fair value of the amenities are also treated as common costs. Results of operations of amenities retained by the Group are included in the current operating results.

In accordance with ASC 360, Property, Plant and Equipment (“ASC 360”), real estate property development completed, under development and held for sale are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

When the profitability of a current project deteriorates due to a slowdown in the sales pace, reduction of pricing or some other factor, this indicates that there may be a possible future loss on delivery and possible impairment in the recoverability of the assets. Accordingly, the assets of such project are subsequently reviewed for future losses and impairment by comparing the estimated future undiscounted cash flows for the project to the carrying value of such project. If the estimated future undiscounted cash flows are less than the asset’s carrying value, such deficit will be charged as a future loss and the asset will then be written down to its estimated fair value.

The Group determines estimated fair value primarily by discounting the estimated future cash flows relating to the asset. In estimating the cash flows for a project, the Group uses various factors including (a) the expected pace at which the planned number of units will be sold, based on competitive market conditions, historical trends in sales pace and actual average selling prices of similar product offerings and any other long or short-term economic conditions which may impact the market in which the project is located; (b) the estimated net sales prices expected to be attained based on the current market conditions and historical price trends, as well as any estimated increases in future sales prices based upon the projected rate of unit sales, the estimated time gap between presale and expected delivery, the impact of government policies, the local and regional competitive environment, and certain external factors such as the opening of a subway line, school or factory; and (c) the expected costs to be incurred in the future by the Group, including, but not limited to, construction cost, construction overhead, sales and marketing, sales taxes and interest costs.

The Group’s determination of fair value requires discounting the estimated cash flows at a rate commensurate with the inherent risk associated with the assets and related estimated cash flows. The discount rate used in determining each project’s fair value depends on the stage of development, location and other specific factors that increase or decrease the risk associated with the estimated cash flows.

For the years ended December 31, 2014, 2015 and 2016, the Group did not recognize any impairment for real estate properties completed and under development.

(h)	Revenue recognition

Real estate sales are reported in accordance with the provisions of ASC 360, Property, Plant and Equipment and ASC 976, Real Estate-Retail Land.

Percentage-of-completion method

Revenue and profit from the sale of development properties in the PRC is recognized by the percentage-of-completion method on the sale of individual units when the following conditions are met:

⋅            Construction is beyond a preliminary stage.

⋅            The buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit.

⋅            Sufficient units have already been sold to assure that the entire property will not revert to rental property.

⋅            Sales prices are collectible.

⋅            Aggregate sales proceeds and costs can be reasonably estimated.

If any of the above criteria is not met, proceeds are accounted for as customer deposits until the criteria are met.

The Group has, in the past, offered certain homebuyers seller-financing arrangements. All the homebuyers that entered into such arrangements were subject to credit verification procedures. In addition, accounts receivable balances are unsecured, but monitored on an ongoing basis via the Group’s management reporting procedures. The Group provides longer payment terms to particular home buyers after applying strict credit requirements based on the Group’s credit policy. Under the seller-financed contract arrangements, the buyer pays the purchase price for the residential unit in installment payments over one year. These contracts require a minimum down payment upon the contract execution date, followed by subsequent installment payments and a final payment upon delivery of the unit.

Since 2013, PRC banks have tightened the distributions of mortgage loans to homebuyers. Therefore, mortgage loans for homebuyers have been subject to longer processing periods or even denied by the banks. The Group took the position that the processing periods of the contracts with underlying mortgage loans exceeding one year cannot be recognized as revenue under the percentage of completion method. As a result, the Group reversed contracted sales amounts of US$10.6 million in aggregate related to sales contracts of 79 apartments when determining revenue to be recognized under the percentage of completion method in 2016.

Under the percentage of completion method, revenues from units sold and related costs are recognized over the course of the construction period, based on the completion progress of a project. In relation to any project, revenue is determined by calculating the ratio of incurred costs, including land use rights costs and construction costs, to total estimated costs and applying that ratio to the contracted sales amounts. Cost of sales is recognized by determining the ratio of contracted sales during the period to total estimated sales value, and applying that ratio to the incurred costs. Current period amounts are calculated based on the difference between the life-to-date project totals and the previously recognized amounts.

The effect of changes to total estimated contract cost or revenues, if any, are recognized in the period in which they are determined. Revenue recognized to date in excess of amounts received from customers is classified as current assets under accounts receivable. Amounts received from customers in excess of revenue recognized to date are classified as current liabilities under customer deposits. As of December 31, 2015 and December 31, 2016, the gross amounts received from customers in excess of revenues recognized were US$280.2 million and US$605.6 million, respectively.

Any losses occurred or forecast to occur on real estate transactions are recognized in the period in which the loss is first anticipated.

Full accrual method

Revenue from sales of development properties in the United States where the construction period, the period from the construction permit award date to the unit delivery date is expected to be 12 months or less, or the construction period is expected to be longer than 12 months and sales prices are not certain to be collected is recognized by the full accrual method when the sale is consummated and the unit has been delivered. Revenue from the sale of properties held for sale is recognized by the full accrual method at the time of the closing of an individual unit sale. This occurs when title to the property is transferred to the buyer. A sale is not considered consummated until (a) the parties are bound by the terms of a contract, (b) all consideration has been exchanged, (c) any permanent financing of which the seller is responsible has been arranged, (d) all conditions precedent to closing have been performed, (e) the seller does not have substantial continuing involvement with the property, and (f) the usual risks and rewards of ownership have been transferred to the buyer. In addition, the buyer’s initial and continuing investment must be adequate to demonstrate a commitment to pay for the property, and the buyer’s receivable, if any, must not be subject to future subordination. Sales transactions not meeting all the conditions of the full accrual method are accounted for using the deposit method in which all costs are capitalized as incurred, and payments received from the buyer are recorded as a deposit liability. Cost of sales is recognized by determining the ratio of the area of the relevant units completed and sold to the estimated total project area, and applying that ratio to the estimated total project costs.

For the year ended December 31, 2014, revenue under the full accrual method was recognized in the amount of US$4.9 million for the sales of 7 of 15 finished condominium units located in Irvine, California. For the year ended December 31, 2015, revenue was recognized in the amount of US$0.8 million for the resale of the remaining parcels of the Northern Nevada Land Portfolio and US$0.8 million for the sales of the remaining 1 finished condominium unit located in Irvine, California. For the year ended December 31, 2016, revenue was recognized in the amount of US$152.0 million for the sales of 106 units of Oosten project, located in New York.

Real estate management services income is recognized ratably as services are provided over the term of the property management agreements. Employee salaries, and maintenance charges are recorded as the cost of real estate management services income.

Real estate lease income is generally recognized on a straight-line basis over the terms of the tenancy agreements. Depreciation cost and maintenance cost of the property are recorded as the cost of real estate lease income.

Other revenue includes services ancillary to the Group’s real estate projects, including landscaping and computer network engineering. Landscaping and computer network engineering income is recognized when services are provided.

(i)	Accounts receivable

Accounts receivable consists of balances due from customers for the sale of residential units in the PRC and United States. These balances are unsecured, bear no interest and are due within a year from the date of the sale.

Accounts receivable are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. As of December 31, 2015 and 2016, there was no allowance for doubtful debts.

(j)	Other receivables

Other receivables consist of various cash advances to unrelated companies and individuals with which the Group has business relationships.

Other receivables are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances becomes doubtful. As of December 31, 2015 and 2016, there was no allowance for doubtful debts.

(k)	Deposits for land use rights

Deposits for land use rights consist of upfront cash payments made to local land bureaus to secure land use rights under executed short-term or long-term land framework cooperation agreements or land use rights agreements.

Deposits for land use rights are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. There were no impairment losses for any periods presented.

(l)	Other deposits and prepayments

Other deposits and prepayments mainly consist of upfront cash payments made to third parties related to the direct negotiation model in acquiring land parcels.

Other deposits and prepayments are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. There were no impairment losses for any periods presented.

(m)	Advances to suppliers

Advances to suppliers consist of balances paid to contractors and vendors for services and materials that have not been provided or received and generally relate to the development and construction of residential units in the PRC. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if it is doubtful that the services and materials can be provided. As of December 31, 2015 and 2016, there was no allowance provided.

(n)	Customer deposits

Customer deposits consist of sales proceeds received from customers from the sale of residential units in the PRC. In the PRC, customers will generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institution will provide the funding to the Group upon the completion of the financing rather than the completion of the project. The Group receives these funds and recognizes them as a customer deposit current liability until the revenue can be recognized.

(o)	Notes payable and other payables

Notes payable represents short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the notes. The Group has utilized notes payable to settle amounts owed to suppliers and contractors. The notes payable is non-interest bearing and is normally settled within six months. Notes payable was US$46,986,399 and US$ 38,652,794 as of December 31, 2015 and 2016, respectively.

Other payables consist of balances for non-construction costs with unrelated companies and individuals with which the Group has business relationships.

(p)	Real estate properties held for lease, net

Real estate properties held for lease are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the real estate properties held for lease are 20-60 years.

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

In accordance with ASC 360, Property, Plant and Equipment, real estate properties held for lease is subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

For the years ended December 31, 2014, 2015 and 2016, the Group did not recognize any impairment for real estate properties held for lease.

(q)	Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years

Maintenance, repairs and minor renewals are charged directly to expense as incurred unless such expenditures extend the useful life or represent a betterment, in which case they are capitalized.

(r)	Long-term investments

The Group accounts for long-term investments as equity method investment and cost method investments as follows:

Where the Group has significant influence over the investee, the Group applies the equity method of accounting in accordance with ASC subtopic 323-10-20, Investments-Equity Method and Joint Ventures (“ASC 323-10-20”). The reporting dates and accounting policies of the equity investee are the same as the Group. The investment in the equity investee is stated at cost, including the Group’s share of the equity investee’s net gain or loss, less any impairment in value. The Group recognizes in its consolidated statement of comprehensive income its share of the net income of the equity investees.

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments (“ASC 325-20”), for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

As of December 31, 2015 and 2016, the Group has a 1.85% investment in Zhengzhou Lianhe Real Estate Co., Ltd. The Group does not exercise significant influence over Zhengzhou Lianhe Real Estate Co., Ltd. and therefore, the Group accounts for the investment under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible.

There was nil dividend received for the years ended December 31, 2014, 2015 and 2016.

No impairment provision was provided for the Company’s long-term investments for any of the periods presented.

(s)	Capitalized interest

The Group capitalizes interest as a component of building construction costs in accordance with ASC 835, Interest (“ASC 835”).

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2014, 2015 and 2016, was as follows:

	2014	2015	2016
	US$	US$	US$
Amortization of issuance cost related to other long term debt	3,744,695	6,554,767	9,371,957
Interest expense related to capital leases	2,896,977	2,617,000	2,055,995
Interest on borrowings	128,014,504	171,035,655	196,243,562

Total interest costs	134,656,176	180,207,422	207,671,514
Total interest costs capitalized	(106,455,409)	(159,926,006)	(177,814,682)

Interest expense, net	28,200,767	20,281,416	29,856,832

(t)	Retirement benefits

Regulations in the PRC require the Group to contribute to a defined contribution retirement plan for all permanent employees. Pursuant to the mandatory requirement from the local authority in the PRC, the retirement pension insurance, unemployment insurance, health insurance and housing fund were established for the employees during the term they are employed. For the years ended December 31, 2014, 2015 and 2016, the level of contribution to these funds for each employee was determined at 43% of their average salary determined by the Social Welfare Bureau. For the year ended December 31, 2016, the Group recorded expense in the amount of US$11,023,291 (2014: US$7,328,091; 2015: US$10,664,576). Employee benefits for the remaining wholly owned subsidiaries were immaterial.

(u)	Distribution of earnings and reserve fund

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries. The earnings reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries. In accordance with the PRC Company Law, the PRC subsidiaries are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory surplus reserve (the “SSR”) until such reserve reaches 50% of the registered capital of the subsidiaries. Subject to certain restrictions set out in the PRC Company Law, the SSR may be distributed to stockholders in the form of share bonus issues to increase share capital, provided that the remaining balance after the capitalization is not less than 25% of the registered capital.

(v)	Income taxes

The Group accounts for income tax using the balance sheet method. Deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as unutilized net operating losses. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or that future utilization is uncertain. The Group assesses its need for valuation allowances by tax reporting unit by jurisdiction.

Interest and penalties arising from underpayment of income taxes is recognized according to the relevant tax law. The amount of interest expense to be recognized is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized in accordance with ASC 740-10, Income Tax (“ASC 740-10”) is classified in the consolidated financial statements as interest expense, while penalties recognized in accordance with this interpretation are classified in the consolidated financial statements as other expenses.

In accordance with the provisions of ASC 740-10, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return’s position or future tax position is “more likely than not” to prevail (defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position). Tax positions that meet the “more likely than not” threshold are measured (using a probability weighted approach) at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regards to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

(w)	Land Appreciation Tax (“LAT”)

In accordance with the relevant taxation laws for real estate companies of the provinces in which the subsidiaries operate in the PRC, the local tax authorities levy LAT based on progressive rates ranging from 30% to 60% on the appreciation of land value, being the proceeds of sales of properties less deductible expenditures, including borrowing costs and all property development expenditures. LAT is prepaid based on a fixed percentage (varying by local tax jurisdiction) of customer deposits and is expensed when the related revenue is recognized, as explained in Note 2(h).

(x)	Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income.

(y)	Advertising and promotion expenses

Advertising and promotion costs are expensed as incurred, or the first time the activity takes place, in accordance with ASC 720-35, Advertising Costs. For the year ended December 31, 2016, the Group recorded advertising and promotion expenses of US$39,718,114 (2014: US$32,137,186; 2015: US$35,350,419).

(z)	Leases

In accordance with ASC 840, Leases, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

Capital leases are measured at the commencement of the lease at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term excluding that portion of the payments representing executory costs (such as insurance, maintenance, and taxes to be paid by the lessor) including any profit thereon. During the lease term, each minimum lease payment is allocated between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation (the interest method). A leased asset is amortized in a manner consistent with the Group’s normal depreciation policy for owned assets (see Note 6).

All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. Certain lease arrangements contain escalation clauses.

For the year ended December 31, 2016, the Group recorded operating lease expenses of US$6,626,414 (2014: US$6,031,670; 2015: US$7,613,448).

(aa)	Property warranty

The Company and its subsidiaries provide customers with warranties which cover major defects of building structure and certain fittings and facilities of properties sold as stipulated in the relevant sales contracts. The warranty period varies from two months to three years, depending on different property components the warranty covers.

The Group regularly estimates potential costs for materials and labor with regards to warranty-type claims expected to be incurred subsequent to the delivery of a property. Reserves are determined based on historical data and trends with respect to similar property types and geographical areas. The Group regularly monitors the warranty reserve and makes adjustments to its pre-existing warranties, if any, in order to reflect changes in trends and historical data as information becomes available. The Group may seek recourse against its contractors or any related third parties if it can be demonstrated they are at fault. In addition, the Group withholds up to 5% of the contract cost from sub-contractors for periods of 2 to 5 years. These amounts are included in current liabilities, and are only paid to the extent that there has been no warranty claim against the Group relating to the work performed or materials supplied by the subcontractors. For the years ended December 31, 2014, 2015 and 2016, the Group had not recognized any warranty liability or incurred any warranty costs in excess of the amount retained from subcontractors.

(ab)	Earnings per share

Earnings per share are calculated in accordance with ASC 260, Earnings per Share. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible note, were included in diluted earnings per common share computation for the period during which they were outstanding using the if-converted method. Common share equivalents consists of common shares issuable upon the exercise of the share options and vesting of restricted shares units using treasury stock method. Common equivalents shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The non-vested options granted with performance conditions are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

(ac)	Treasury Shares

The Company accounted for shares repurchased as treasury shares at cost in accordance to ASC Subtopic 505-30, Treasury Shares. When the Company decides to retire the treasury shares, the difference between the original issuance price and the repurchase price may be allocated between additional paid-in capital and retained earnings.

On July 12, 2013, the Board of Directors unanimously authorized management to repurchase up to US$60 million of the Company’s shares from the approval date to July 5, 2015. On December 28, 2015, the Board of Directors unanimously authorized management to repurchase up to US$40 million of the Company’s shares from the approval date to the end of 2017. The Board of Directors also agreed to review the Company’s share repurchase program periodically and to adjust the amount authorized for repurchase as necessary. As of December 31, 2016, the Company had a balance of 26,668,726 (2015: 13,470,488) treasury shares amounting to US$53,734,088 (2015: US$24,045,440).

(ad)	Senior Secured Notes

On May 3, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due on May 3, 2018 (the “May 2018 Senior Secured Notes”) at a coupon rate of 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013. Given that the May 2018 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC 815, Derivatives and Hedging (“ASC 815”). The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes. The May 2018 Senior Secured Notes were issued at par.

On December 6, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due on June 6, 2019 (the “June 2019 Senior Secured Notes”) at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014. Given that the June 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Senior Secured Notes. The June 2019 Senior Secured Notes were issued at par.

On February 13, 2015, through a consent solicitation to the holders of the May 2018 Senior Secured Notes and the June 2019 Senior Secured Notes, the Company amended the indentures governing the May 2018 Senior Secured Notes and the June 2019 Senior Secured Notes (the “May 2018 Indenture”, and the “June 2019 Indenture”, respectively, and each, an "Indenture") to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indentures include changes to: (i) incur additional Indebtedness (as defined in the Indentures) in furtherance of the Company's business plans; (ii) make certain Restricted Payments (as defined in the Indentures) and Permitted Investments (as defined in the Indentures); and (iii) make certain deemed Investments (as defined in the Indentures) without having to satisfy the Fixed Charge Coverage Ratio (as defined in the Indentures) requirement. The amendments also amend (i) the “Limitation on Issuances of Guarantees by Restricted Subsidiaries” covenant in the Indentures to the extent that the Company believes necessary as a result of the amendments to other covenants and (ii) the “Limitation on Asset Sales” covenant in the Indentures to remove the Fixed Charge Coverage Ratio requirement for Asset Dispositions (as defined in the Indentures). The amendments also amended certain related definitions in the Indentures. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges (“ASC 470-50”).

On February 3, 2016, through a consent solicitation to the holders of the May 2018 Senior Secured Notes and the June 2019 Secured Notes, the Company amended the Indentures to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indentures include: (i) amending the provisions relating to future Subsidiary Guarantors, JV Subsidiary Guarantors and pledged subsidiary Capital Stock (each, as defined in the Indentures); (ii) amending the “Limitation on Indebtedness and Preferred Stock” covenant; (iii) amending the “Limitation on Transactions with Shareholders and Affiliates” covenant and the provisions relating to “Designation of Restricted Subsidiaries and Unrestricted Subsidiaries”; (iv) amending the definition of “Permitted Investment” and the “Limitation on Restricted Payments” covenant; and (v) removing the “Limitation on the Company’s Business Activities” covenant and amend the related definitions and provisions. The amendments also clarify certain other provisions in the Indentures. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges.

On August 30, 2016, the Company issued notes with an aggregate principal amount of US$300,000,000 due on August 30, 2019 (the “August 2019 Senior Secured Notes”) at a coupon rate of  8.125% per annum payable semi-annually. Interest is payable on February 28 and August 30 of each year, commencing February 28, 2017. The August 2019 Senior Secured Notes have a three year term maturing on August 30, 2019. Given that the August 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the August 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the August 2019 Senior Secured Notes. The August 2019 Senior Secured Notes were issued at par.

Onshore corporate bonds

In 2015 and 2016, Xinyuan (China) Real Estate, Ltd. issued series of onshore corporate bonds. See Note 12 for a discussion of the onshore corporate bonds. Given that each onshore corporate bond (see Note 12 for information regarding our onshore corporate bonds) individually is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from these onshore corporate bonds under the requirements of ASC 815 “Derivatives and Hedging”. The onshore corporate bonds were issued at par.

(ae)	Change of accounting policy

On January 1, 2016, the Company adopted Accounting Standards Update (“ASU”) No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs using the required full retrospective method and, as a result, the Company reclassified deferred debt issuance costs amounting to US$12,504,255 previously reported within deferred charges into other long-term debt to reduce the carrying amount of debt liability as of December 31, 2015.

(af)	Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for its investments in debt and equity securities in accordance with ASC 320-10, Investments-Debt and Equity Securities: Overall (“ASC 320-10”). The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which such gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Realized gains and losses, and unrealized gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

(ag)	Assets acquisition and business combinations

Pursuant to ASC 805, Business Combinations (“ASC 805”), the Company determines whether a transaction or other event is a business combination by applying the definition below, which requires that the assets acquired and liabilities assumed constitute a business. If the assets acquired are not a business, the reporting entity shall account for the transaction or other event as an assets acquisition. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business. The three elements of a business are defined as follows:

a.       Input. Any economic resource that creates, or has the ability to create, outputs when one or more processes are applied to it.

b.       Process. Any system, standard, protocol, convention, or rule that when applied to an input or inputs, creates or has the ability to create outputs.

c.       Output. The result of inputs and processes applied to those inputs that provide or have the ability to provide a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members, or participants.

The Company accounted for its acquisitions of Shandong Renju, Hunan Erli and Ruihao Rongtong on March 2, 2015, August 1, 2016 and August 4, 2016 as assets acquisition, respectively, since the acquired entities had no processes in place to apply to inputs to have the ability to create outputs.

(ah)	Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the year ended December 31, 2016 real estate development projects (Chengdu Thriving Family, Chengdu Xinyuan Splendid I, Zhengzhou Xin City, Henan Thriving Family, Suzhou Xin City, Suzhou Lake Royal Palace, Jinan Royal Palace, Kunshan Royal Palace, Xi’an Metropolitan, Shanghai Royal Palace, Zhengzhou Xindo Park, Jinan Xin Central, Henan Xin Central I, Zhengzhou Fancy City I, Tianjin Spring Royal Palace ), which recognized gross profits in 2015, had changes in their estimated gross profit margins. As of December 31, 2016, each of these projects has a percentage of completion at 36.5% or more. As the unit sales and selling prices were on an upward trend during the year ended December 31, 2016, the Group revised upwards its prior estimates related to selling prices and total estimated sales values in conjunction with the change in total estimated costs, which led to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$61.2 million (2014: US$10.8 million, 2015: US$52.1 million), US$45.9 million (2014: US$8.1 million, 2015: US$39.1 million), US$0.34 per share (2014: US$0.05 per share, 2015: US$0.27 per share), US$0.33 per share (2014: US$0.05 per share, 2015: US$0.27 per share), respectively, for the year ended December 31, 2016.

(ai)	Share-based compensation

The Group has adopted ASC 718, Compensation-Stock Compensation, which requires that share-based payment transactions with employees, such as restricted shares or stock options, be measured based on the grant-date fair value of the equity instrument issued and the Company has elected to recognize compensation expense using the straight-line method for all restricted shares and stock options granted with service conditions that have a graded vesting schedule. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options and shares repurchased held by a third party trustee to satisfy the RSUs granted under the Company’s 2014 Restricted Stock Unit plan.

For options granted with performance conditions, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the non-vested shares granted.

(aj)	Segment Reporting

In accordance with ASC 280, Segment Reporting, segment reporting is determined based on how the Group’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in geographical segments. Therefore, each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment (see Note 21).

(ak)	Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”). ASU 2014-09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. In July 2015, the FASB deferred the effective date by one year and permitted early adoption of the standard, but not before the original effective date; therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning December 1, 2018 and subsequent interim periods. The Company has the option to apply the provisions of ASU 2014-09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this ASU recognized at the date of initial application.

Subsequent to the issuance of ASU 2014-09, the FASB has issued several ASUs such as ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, and ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients among others. These ASUs do not change the core principle of the guidance stated in ASU 2014-09, instead these amendments are intended to clarify and improve operability of certain topics included within the revenue standard. These ASUs will have the same effective date and transition requirements as ASU 2014-09. The Company is currently assessing how the adoption of ASU 2014-09 and these ASUs will impact the consolidated financial statements and plan to adopt the guidance using the full retrospective approach for the fiscal year beginning January 1, 2018. Interpretations are on-going and upon initial evaluation, the Company believes the most significant effect relates to the timing of the recognition of real estate sales under the percentage-of-completion method.

In November 2015, FASB issued ASU No. 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). The amendments in this update simplify the presentation of deferred income taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in ASU 2015-17 are effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The adoption of the guidance on January 1, 2017 is not expected to have significant impact on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company is evaluating this guidance and the impact to the Company, as both lessor and lessee, on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, Investments- Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting (“ASU 2016-07”). ASU 2016-07 eliminates the requirement to apply the equity method of accounting retrospectively when a reporting entity obtains significant influence over a previously held investment. ASU 2016-07 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The adoption of ASU 2016-07 on January 1, 2017 is not expected to have a material effect on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting (“ASU 2016-09”) to simplify the accounting for share-based payment transactions, including the income tax consequences, an option to recognize gross share-based compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. ASU 2016-09 is effective for public companies for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU 2016-09 on January 1, 2017 is not expected to have a material effect on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230, Statement of Cash Flows, (“ASC 230”) including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. In addition, in November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash (“ASU 2016-18”). ASU 2016-18 clarifies certain existing principles in ASC 230, including providing additional guidance related to transfers between cash and restricted cash and how entities present, in their statement of cash flows, the cash receipts and cash payments that directly affect the restricted cash accounts. These ASUs will be effective for the Company’s fiscal year beginning December 1, 2018 and subsequent interim periods. Early adoption is permitted. The adoption of ASU 2016-15 and ASU 2016-18 will modify the Company's current disclosures and classifications within the consolidated statement of cash flows but they are not expected to have a material effect on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. Under the new standard, the selling (transferring) entity is required to recognize a current tax expense or benefit upon transfer of the asset. Similarly, the purchasing (receiving) entity is required to recognize a deferred tax asset or liability, as well as the related deferred tax benefit or expense, upon purchase or receipt of the asset. This pronouncement is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Company is still evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying Definition of a Business (“ASU 2017-01”). ASU 2017-01 clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Company does not believe this standard will have a material impact on the results of operations or financial condition.